Deferred Revenue - Additional Information (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Jan. 01, 2018
Revenue from Contract with Customer [Abstract]
Current portion	$ 56,691	$ 39,180	$ 30,694
Long term portion	$ 5,969	$ 1,881	$ 1,352